Income tax and contribution	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
INCOME TAX AND CONTRIBUTION	INCOME TAX AND CONTRIBUTION
14.1Accounting policies
14.1.1Current taxes
In Brazil, current taxes comprise corporate income tax (“IRPJ”) and social contribution on profit (“CSLL”), which are calculated monthly based on the taxable profit, after offsetting tax losses carryforwards, limited to 30% of taxable profit. A combined rate of 34% applies to this base.
Income from foreign subsidiaries is subject to taxation in accordance with the rates and legislation in force. In Brazil such income is taxed in accordance with Law No. 12,973/14, which states that a parent company of a foreign subsidiary adds such income to its taxable income for the period.
14.1.2Deferred taxes
Deferred taxes represent credits and debits on tax loss carryforwards, as well as temporary differences between the tax and accounting bases. Deferred tax and contribution assets and liabilities are classified as non-current. An impairment loss on these assets is recognized when the Company's internal studies indicate that the future use of these credits is not likely.
Deferred tax assets and liabilities are presented net if there is a legally enforceable right to set off tax liabilities against tax assets, and if they are related to taxes levied by the same tax authority on the same taxable entity, therefore, for presentation purposes, balances of tax assets and liabilities which do not meet the legal criteria for realization are disclosed separately. Deferred tax assets and liabilities are measured at the rates that are expected to be applicable in the period in which the asset is realized or the liability is settled, based on the tax rates and legislation in force at the reporting date. The projections of future taxable profits on tax loss carryforwards are prepared based on the business plans and are reviewed and approved annually by the Board of Directors.
14.1.3Uncertainty over income tax treatments
On January 1, 2019, the accounting standard IFRIC 23 – Uncertainty over Income Tax Treatments, became effective, addressing the application of recognition and measurement requirements when there is uncertainty over income tax treatments.
The Company analyzes relevant tax decisions of higher courts and whether they conflict in any way with the positions adopted. For known uncertain tax positions, when necessary, the Company establishes a provision based on the legal opinions issued by its legal advisors. The Company evaluates continuously the positions taken in which there are uncertainties about the tax treatment adopted.
14.1.4International Tax Reform – Pillar Two Model Rules
Amendments to IAS 12 – Income Taxes, became effective in response to the Organization for Economic Co-operation and Development (“OECD”) Pillar Two rules on Base Erosion and Profit Shifting (“BEPS”):
These changes had no impact on the Company's consolidated financial statements.
14.2Breakdown of deferred taxes

Description	December 31, 2022	Profit or loss	December 31, 2023

Deferred tax liability on taxable temporary differences
Breakage	(176,884)	(19,039)	(195,923)
Foreign currency exchange	—	(191,219)	(191,219)
Leases	(2,620,461)	(414,124)	(3,034,585)
Others	(516)	(541)	(1,057)
	(2,797,861)	(624,923)	(3,422,784)

Deferred tax asset on deductible temporary differences	2,797,861	585,397	3,383,258

Total income tax and deferred social contribution	—	(39,526)	(39,526)
Provision for deferred taxes	—	(39,526)	(39,526)
14.3Reconciliation of the effective income tax rate

	December 31,
Description	2023	2022	2021

Loss before income tax and social contribution	(2,340,930)	(722,367)	(4,213,208)
Combined nominal tax rate	34%	34%	34%
Taxes calculated at nominal rates	795,916	245,605	1,432,491

Adjustments to determine the effective rate
Result from investments not taxed abroad	298,972	100,586	—
Unrecorded benefit on tax losses and temporary differences	(1,189,039)	(700,826)	(1,593,326)
Mark to market of convertible debt instruments	(8,584)	176,737	281,932
Permanent differences	43,764	154,669	(116,876)
Rate differential	24,377	29,189	—
Others	(4,932)	(5,960)	(4,221)
	(39,526)	—	—

Deferred income tax and social contribution	(39,526)	—	—
	—	—	—

Effective rate	(1.7)%	—%	—%
The Company has tax losses that are available indefinitely for offset against 30% of future taxable profits on which deferred tax assets were not recognized as it is not probable that future taxable profits will be available for offset, as below:

	December 31,
Description	2023	2022	2021

Tax loss and negative bases	18,325,916	12,863,038	8,843,805
Tax loss (25%)	4,581,479	3,215,760	2,210,951
Negative social contribution base (9%)	1,649,332	1,157,673	795,942